Note 18 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
18.	Financial instruments

The Company’s financial instruments consist of cash, marketable securities, amounts receivable, deposits, and accounts payable and accrued liabilities. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

The following summarizes fair value hierarchy under which the Company’s financial instruments are valued:

Level
1
– fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;
Level
2
– fair values based on inputs that are observable for the asset or liability, either directly or indirectly; and
Level
3
– fair values based on inputs for the asset or liability that are not
based on observable market data.

As at
December 31, 2017
and
2016
the only financial instruments measured at fair value were the Company’s marketable securities, which were classified under level
1
of the fair value hierarchy (note
6
(a)).

No
transfer occurred between the levels during the year.

The Company’s financial instruments are exposed to credit risk, liquidity risk, and market risks, which include currency risk and interest rate risk.

(a)	Credit risk

Credit risk is the risk that a
third
party fails to discharge its obligations under the terms of the financial contract and causes a financial loss for the Company. The Company’s credit risk is attributable to its cash and cash equivalents, amounts receivable, deposits. The Company limits exposure to credit risk on liquid financial assets through maintaining its cash and cash equivalent balances in highly rated Canadian financial institutions. The Company considers the risk of loss associated with cash and cash equivalents to be low.

The Company also has credit risk exposure in relation to its receivables from goods and service tax (“GST”) from the Canadian government. Management is confident that their carrying values are recoverable in full and this risk is minimal.

(b)	Liquidity risk

Liquidity risk is the risk that the Company will
not
be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure.

Trade and other payables are due within
twelve
months of the statement of financial position date.

(c)	Other price risk

Other price risk is the risk arising from the effect of changes in market conditions on the Company’s marketable securities (note
6
(a)). The Company is exposed to other price risk through its held for trading investment in BVA, which is listed on the TSX Venture Exchange, and acquired as part of the acquisition of Homestake (note
4
).

A
10%
increase or decrease in the BVA share price would
not
have a material impact on the Company’s net loss.

(d)	Market risk

This is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Significant market risks to which the Company is exposed are as follows:

(i)	Foreign currency risk

The Company is exposed to currency risk by having balances and transactions in currencies that are different from its functional currency (the Canadian dollar). As at
December 31, 2017
and
2016
the Company’s foreign currency exposure related to its financial assets and liabilities held in US dollars are as follows:

	December 31, 2017	December 31, 2016

Financial assets denominated in foreign currencies	$195	$36
Financial liabilities denominated in foreign currencies	(1)	(13)
Net exposure	$194	$23

A
10%
increase or decrease in the US dollar exchange rate would
not
result in a material increase or decrease in the Company’s net loss for the year ended
December 31, 2017.

(ii)	Interest rate risk

Interest rate risk is the risk arising from the effect of changes in prevailing interest rates on the Company’s financial instruments. The Company’s exposure to interest rate risks is limited to potential increases or decreases on the interest rate offered on cash and cash equivalents held at chartered Canadian financial institutions, which would result in higher or lower relative interest income. A
10%
change in the annualized interest rate would
not
result in a material change in the Company’s net loss for the year ended
December 31, 2017.